Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liability [Line Items]
Current lease liabilities	$ 136,087
Non-current lease liabilities	70,869
Total lease liability	$ 206,956		$ 135,337
2025 [Member]
Schedule of Lease Liability [Line Items]
Current Incremental borrowing rate	5.45%
Current lease liabilities	$ 136,087
2026 [Member]
Schedule of Lease Liability [Line Items]
Non-current Incremental borrowing rate	5.45%
Non-current lease liabilities	$ 70,869